UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal
2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$563,620
Courtland Alabama IDB, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,000	1,027,860
		1,591,480
Arizona — 2.2%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,390,921
California — 12.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	3,007,825
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (a)	6,500	6,594,120
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,345,784
California State Department of Water Resources, Refunding RB, Power Supply, Series L, 5.00%, 5/01/18	5,000	5,813,950
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	500,112
5.00%, 1/01/18	930	1,045,199
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,420,913
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (b)	4,000	4,087,680
		29,815,583
Colorado — 4.8%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	549,938

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project (concluded):
4.00%, 12/01/18	$540	$575,203
Colorado Housing & Finance Authority, RB, Disposal, Waste Management, Inc. Project, AMT, 5.70%, 7/01/18	5,000	5,498,200
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 5.25%, 12/01/20	5,010	5,288,355
		11,911,696
Florida — 5.0%
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,460,078
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,407,475
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,254,560
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	400	156,156
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 12/31/49 (c)(d)	2,270	1,688,925
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	2,480	2,488,556
		12,455,750
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	710,272
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	407,466

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois — 13.5%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A, (AMBAC):
5.00%, 1/01/19	$5,000	$5,375,700
5.00%, 1/01/20	3,000	3,225,420
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,604,554
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	1,885	1,989,976
5.40%, 6/15/20	1,985	2,089,312
5.45%, 6/15/21	2,090	2,191,678
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 7/01/15 (e)	2,250	2,433,060
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	11,240,400
State of Illinois, RB, Series B Build Illinois:
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,879,495
5.00%, 6/15/18 (f)	355	413,738
		33,443,333
Indiana — 3.0%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,185	1,865,359
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,811,195
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	1,011,386
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,761,475
		7,449,415
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	3,720	3,614,054

Municipal Bonds	Par (000)	Value
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	$2,500	$2,880,850
Kentucky — 3.5%
Kenton County School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,308,065
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,262,319
Louisville Jefferson County Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	2,024,182
		8,594,566
Louisiana — 0.2%
Louisiana Public Facilities Authority, RB, Department of Public Safety, Fire Marshal's Headquarter Project (NPFGC), 5.88%, 6/15/14	475	480,216
Maryland — 3.5%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,817,812
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,138,290
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,669,800
		8,625,902
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement Trust, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,639
Michigan — 3.0%
Detroit Water and Sewerage Department, Refunding RB, Sewage Disposal System, Senior Lien, Series A (AGM), 5.00%, 7/01/18	3,000	3,014,880

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	$2,025	$2,291,490
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,095,260
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	1,000	1,054,390
		7,456,020
Mississippi — 4.0%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	9,976,230
Missouri — 0.8%
City of Kansas City MO Airport Revenue, Refunding RB, AMT, Series A, 5.00%, 9/01/18	1,750	1,976,643
Multi-State — 6.0%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (b)(g)	14,000	14,785,960
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,604,427
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	1,500	1,652,445
		4,256,872
Nevada — 4.3%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,000	1,014,010
Clark County Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain's Edge, 4.00%, 8/01/18	4,235	4,157,584

Municipal Bonds	Par (000)	Value
Nevada (concluded)
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	$5,120	$5,586,995
		10,758,589
New Hampshire — 1.1%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project, Series B, AMT (NPFGC), 4.75%, 5/01/21	2,650	2,709,466
New Jersey — 14.5%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 7.20%, 11/15/30 (a)	4,250	4,249,787
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,542,900
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.50%, 4/01/16	6,660	6,790,736
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	365,430
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (f)	2,500	3,088,225
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	969,621
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,630,110
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,234,140
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,185	2,242,597
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,545,737
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.00%, 6/15/18	2,000	2,288,980

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	$4,450	$4,932,780
		35,881,043
New York — 9.8%
City of New York, GO, Sub-Series F-1:
5.00%, 9/01/15 (e)	7,365	8,017,539
Unrefunded Balance, 5.00%, 9/01/18	135	146,218
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,163,850
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	8,000	9,253,920
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,200	1,282,572
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	4,500	4,519,575
		24,383,674
North Carolina — 2.8%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,256,563
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23 (a)	2,645	2,694,806
		6,951,369
Ohio — 1.4%
State of Ohio, GO, Refunding, Higher Education, Series B, 5.00%, 8/01/18	3,000	3,496,920
Oklahoma — 0.6%
County of Canadian Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/18	1,000	1,088,660
County of Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
2.25%, 4/01/14	175	174,013
2.50%, 4/01/15	175	172,058
		1,434,731

Municipal Bonds	Par (000)	Value
Pennsylvania — 3.9%
County of Cumberland Municipal Authority, Refunding RB, Diakon Lutheran, 5.75%, 1/01/19	$2,375	$2,716,169
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,014,290
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	275	285,722
4.00%, 10/01/18	560	577,942
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,142,190
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,716,255
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,095,340
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	1,030,257
		9,578,165
Texas — 15.5%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,092,560
Birdville ISD Texas, GO, Refunding, CAB, (PSF-GTD) (h):
1.68%, 2/15/18	1,615	1,500,723
2.04%, 2/15/19	1,815	1,627,765
2.30%, 2/15/20	2,625	2,268,394
2.61%, 2/15/21	2,500	2,064,675
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/18	750	822,622
5.75%, 1/01/19	750	823,117
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,782,825
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,148,350

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, AMT, 5.00%, 11/01/18	$5,000	$5,336,900
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,745,100
New Hope Cultural Education Facilities Corp., RB, CHF-Stephenville LLC, Tarleton State University Project:
4.00%, 4/01/17	160	166,798
4.00%, 4/01/18	280	289,562
North Texas Tollway Authority, Refunding RB, Series C:
5.00%, 1/01/19	2,215	2,491,720
5.25%, 1/01/20	4,000	4,494,160
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,818,149
		38,473,420
US Virgin Islands — 0.5%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,104,620
Virginia — 1.9%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,439,567
Hanover County EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 3.00%, 7/01/14	415	412,058
Virginia HDA, Refunding RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,799,940
		4,651,565
Washington — 0.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	577,580

Municipal Bonds	Par (000)	Value
Wisconsin — 1.9%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	$1,990	$2,097,659
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,154,270
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	1,265	1,448,362
		4,700,291
Total Municipal Bonds — 125.5%		310,660,301

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i) — 2.2%
Illinois — 2.2%
City of Chicago IL Waterworks Revenue, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,523,250
Total Long-Term Investments (Cost — $303,006,135) — 127.7%		316,183,551

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	7,513,903	7,513,903
Total Short-Term Securities (Cost — $7,513,903) — 3.0%		7,513,903
Total Investments (Cost — $310,520,038*) — 130.7%		323,697,454
Other Assets Less Liabilities — 1.3%		3,364,658
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5%)		(3,752,766)
Preferred Shares, at Redemption Value — (30.5%)		(75,650,000)
Net Assets Applicable to Common Shares — 100.0%		$247,659,346
*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$306,690,337
Gross unrealized appreciation		$16,158,503
Gross unrealized depreciation		(2,901,386)
Net unrealized appreciation		$13,257,117

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal or US Treasury obligations.
(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
FFI Institutional Tax-Exempt Fund	26,827,828	(19,313,925)	7,513,903	$ 1,190

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	6

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$316,183,551	—	$316,183,551
Short-Term Securities	$7,513,903	—	—	7,513,903
Total	$7,513,903	$316,183,551	—	$323,697,454

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, TOB trust certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy,

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	7

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal 2018 Term Trust

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal 2018 Term Trust

Date: November 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal 2018 Term Trust

Date: November 25, 2013